Other loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Other loans
	September 30, 2012	December 31, 2011

Other loans	$212,349	$200,956

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664